Intangible Assets, Net - Amortization expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Definite Lived Intangible Assets By Major Class [Line Items]
Impairment of intangible assets	¥ 0	¥ 0	¥ 1,106
Amortization expenses	10,100	¥ 15,800	¥ 14,900
Estimated amortization expenses
2025	5,800
2026	4,400
2027	2,300
2028	600
2029	¥ 100